FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Breakdown of swaps (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments break down of swaps
Total	R$ (5,564)	R$ 16,030
(Net) result of transactions with derivatives	2,034	R$ (51,963)
2021
Derivative financial instruments break down of swaps
Total	(2,962)
2022
Derivative financial instruments break down of swaps
Total	5,015
2023
Derivative financial instruments break down of swaps
Total	5,160
2024
Derivative financial instruments break down of swaps
Total	5,137
2025
Derivative financial instruments break down of swaps
Total	5,076
2026 onwards
Derivative financial instruments break down of swaps
Total	(22,990)
Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	(299)
Foreign currency x CDI | 2021
Derivative financial instruments break down of swaps
Total	(299)
CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	(582)
CDI x Foreign Currency | 2021
Derivative financial instruments break down of swaps
Total	(582)
IPCA x CDI
Derivative financial instruments break down of swaps
Total	1,908
IPCA x CDI | 2021
Derivative financial instruments break down of swaps
Total	4,510
IPCA x CDI | 2022
Derivative financial instruments break down of swaps
Total	5,015
IPCA x CDI | 2023
Derivative financial instruments break down of swaps
Total	5,160
IPCA x CDI | 2024
Derivative financial instruments break down of swaps
Total	5,137
IPCA x CDI | 2025
Derivative financial instruments break down of swaps
Total	5,076
IPCA x CDI | 2026 onwards
Derivative financial instruments break down of swaps
Total	(22,990)
NDF US$ x Fixed rate
Derivative financial instruments break down of swaps
Total	(6,591)
NDF US$ x Fixed rate | 2021
Derivative financial instruments break down of swaps
Total	R$ (6,591)